Average Annual Total Returns	12 Months Ended	60 Months Ended	117 Months Ended		120 Months Ended	387 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index Net (reflects no deduction for fees or expenses) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	12.12%	[1]	11.72%
MSCI World IMI Communication Services 10/40 Net (reflects no deduction for fees or expenses) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	19.69%	5.72%	6.68%	[1]	6.85%
T. Rowe Price Communications & Technology Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	7.05%	6.06%			14.51%
Performance Inception Date						Oct. 13, 1993
T. Rowe Price Communications & Technology Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.88%	3.18%			12.62%
T. Rowe Price Communications & Technology Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.80%	4.26%			11.87%
T. Rowe Price Communications & Technology Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	7.16%	6.16%	15.36%
Performance Inception Date			Mar. 23, 2016

[1]	Return since 3/23/16.